UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street,   Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

          80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares			Value
	COMMON STOCKS - 96.13%
	CONSUMER DISCRETIONARY - 12.09%
	Auto Components - 0.64%
50,000	Titan International, Inc.		$ 591,000

	Hotels, Restaurants & Leisure - 1.54%
21,000	Royal Caribbean Cruises Ltd.		1,413,090

	Household Durables - 2.52%
40,000	M.D.C. Holdings, Inc.		1,012,800
9,000	Whirlpool Corp.		1,310,850
			2,323,650
	Media - 3.74%
26,000	Comcast Corp. - Class A		1,398,280
23,000	Walt Disney Co.		2,047,690
			3,445,970
	Multiline Retail - 1.06%
16,000	Kohl's Corp.		976,480

	Specialty Retail - 2.59%
60,000	American Eagle Outfitters		871,200
22,000	Coach, Inc.		783,420
60,000	Staples, Inc.		726,000
			2,380,620
	Total Consumer Discretionary (Cost $7,171,720)		11,130,810

	CONSUMER STAPLES - 7.16%
	Discount Stores - 1.79%
11,700	Target Corp.		733,356
12,000	Wal-Mart Stores, Inc.		917,640
			1,650,996
	Food Products - 5.37%
35,000	Archer-Daniels-Midland Co.		1,788,500
30,000	ConAgra Foods, Inc.		991,200
14,000	PetSmart, Inc.		981,260
30,000	Tyson Foods, Inc. - Class A		1,181,100
			4,942,060

	Total Consumer Staples (Cost $4,253,707)		6,593,056

	ENERGY - 13.04%
	Energy Equipment & Services - 1.41%
20,000	Baker Hughes, Inc.		1,301,200

	Marine Shipping - 1.38%
75,000	Ship Finance International Ltd. (b)		1,269,000

	Oil, Gas & Consumable Fuels - 9.01%
10,000	Apache Corp.		938,700
20,000	Eni S.p.A - ADR		945,000
18,000	Ensco PLC (b)		743,580
10,000	Exxon Mobil Corp.		940,500
22,000	HollyFrontier Corp.		960,960
36,000	Marathon Oil Corp.		1,353,240
100,000	Paragon Offshore PLC (a)		615,000
7,500	Royal Dutch Shell PLC - ADR		570,975
19,000	Total SA - ADR		1,224,550
			8,292,505
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)(Continued)

Shares			Value
	Oilfield Services/Equipment - 1.24%
17,000	Bristow Group, Inc.		$ 1,142,400

	Total Energy (Cost $8,765,057)		12,005,105

	FINANCIALS - 14.03%
	Capital Markets - 1.47%
35,000	Bank of New York Mellon Corp.		1,355,550

	Commercial Banks - 6.48%
26,000	BB&T Corp.		967,460
11,000	Canadian Imperial Bank of Commerce (b)		988,350
13,000	Capital One Financial Corp.		1,061,060
60,000	Old National Bancorp		778,200
9,000	PNC Financial Services Group, Inc.		770,220
27,000	Wells Fargo & Co.		1,400,490
			5,965,780
	Diversified Financial Services - 1.63%
25,000	JPMorgan Chase & Co.		1,506,000

	Insurance - 3.24%
17,000	Axis Capital Holdings Ltd.		804,610
16,000	MetLife, Inc.		859,520
15,000	Prudential Financial, Inc.		1,319,100
			2,983,230
	Real Estate Investment Trusts (REITs) - 1.21%
55,000	BioMed Realty Trust, Inc.		1,111,000

	Total Financials (Cost $7,692,409)		12,921,560

	HEALTH CARE - 10.16%
	Biotechnology - 1.22%
8,000	Amgen, Inc.		1,123,680

	Health Care Equipment & Supplies - 2.71%
18,000	Baxter International, Inc.		1,291,860
20,000	St. Jude Medical, Inc.		1,202,600
			2,494,460
	Health Care Providers & Services - 2.11%
24,000	Aetna, Inc.		1,944,000

	Pharmaceuticals - 4.12%
15,000	Abbott Laboratories		623,850
15,000	Eli Lilly & Co.		972,750
10,000	Johnson & Johnson		1,065,900
12,000	Novartis AG - ADR		1,129,560
			3,792,060
	Total Health Care (Cost $5,293,439)		9,354,200

	INDUSTRIALS - 12.04%
	Construction & Engineering - 3.09%
10,000	Caterpillar, Inc.		990,300
10,000	Fluor Corp.		667,900
45,000	Tutor Perini Corp. (a)		1,188,000
			2,846,200
	Environmental Services - 1.55%
30,000	Waste Management, Inc.		1,425,900

	Farm - 0.94%
10,500	Deere & Co.		860,895
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)(Continued)

Shares			Value
	Human Resource & Employment Services - 1.75%
23,000	Manpower, Inc.		$ 1,612,300

	Machinery - 1.51%
22,000	Eaton Corp PLC (b)		1,394,140

	Marine - 1.14%
175,000	Navios Maritime Holdings, Inc. (b)		1,050,000

	Road & Rail - 2.06%
17,000	Norfolk Southern Corp.		1,897,200

	Total Industrials (Cost $7,700,349)		11,086,635

	INFORMATION TECHNOLOGY - 17.45%
	Communications Equipment - 1.09%
40,000	Cisco Systems, Inc.		1,006,800

	Computers & Peripherals - 4.48%
19,000	Apple, Inc.		1,914,250
25,000	Lexmark International, Inc. - Class A		1,062,500
20,000	Seagate Technology PLC (b)		1,145,400
			4,122,150
	Electronic Equipment, Instruments & Components - 2.36%
50,000	Benchmark Electronics, Inc. (a)		1,110,500
55,000	Corning, Inc.		1,063,700
			2,174,200
	IT Services - 1.24%
6,000	International Business Machines Corp.		1,138,980

	Semiconductors & Semiconductor Equipment - 2.71%
40,000	Intel Corp.		1,392,800
60,000	NVIDIA Corp.		1,107,000
			2,499,800
	Software - 5.57%
45,000	Activision Blizzard, Inc.		935,550
101,764	American Software, Inc. - Class A		897,558
25,000	CA, Inc.		698,500
37,000	Microsoft Corp.		1,715,320
23,000	Oracle Corporation		880,440
			5,127,368
	Total Information Technology (Cost $8,125,874)		16,069,298

	MATERIALS - 5.40%
	Chemicals - 2.09%
20,000	Celanese Corp. - Class A		1,170,400
17,000	The Mosaic Company		754,970
			1,925,370
	Metals & Mining - 3.31%
50,000	Barrick Gold Corp (b)		733,000
15,000	BHP Billiton Ltd. - ADR		883,200
30,000	Freeport-McMoRan Copper & Gold, Inc.		979,500
75,000	Yamana Gold, Inc. (b)		450,000
			3,045,700
	Total Materials (Cost $4,563,068)		4,971,070
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)(Continued)

Shares			Value
	TELECOMMUNICATION SERVICES - 3.50%
	Diversified Telecommunication Services - 3.50%
37,000	Nippon Telegraph & Telephone Corp. - ADR		$ 1,151,070
50,500	Symantec Corporation		1,187,255
70,000	Telefonaktiebolaget LM Ericsson - ADR		881,300
			3,219,625
	Total Telecommunication Services (Cost $3,557,470)		3,219,625

	UTILITIES - 1.26%
	Electric Integrated - 1.26%
15,000	Entergy Corporation		1,159,950
	Total Utilities (Cost $928,942)		1,159,950

	TOTAL COMMON STOCKS (Cost $58,052,035)		88,511,309

	SHORT-TERM INVESTMENT - 4.23%
	Money Market Fund - 4.23%
3,894,956	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.02% (c)		3,894,956
	TOTAL SHORT-TERM INVESTMENT (Cost $3,894,956)

	Total Investments (Cost $61,946,991) - * 100.36%		$ 92,406,265
	Liabilities in Excess of Other Assets: (0.36)%		(330,309)
	NET ASSETS: 100.00%		$ 92,075,956

* Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $61,946,991 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 32,208,161
		Unrealized Depreciation:	(1,748,887)
		Net Unrealized Appreciation:	$ 30,459,274
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of September 30, 2014.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).   In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.    Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets measured at fair value:

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares			Value
	COMMON STOCKS - 96.19%
	CONSUMER DISCRETIONARY - 12.92%
	Auto Manufacturers - 1.05%
5,200	Honda Motor Co Ltd. - ADR (a)		$ 178,256

	Household Durables - 2.51%
7,000	M.D.C. Holdings, Inc.		177,240
1,700	Whirlpool Corp.		247,605
			424,845
	Health and Personal Care Stores - 1.05%
13,000	PetMed Express, Inc.		176,800

	Household Products - 1.14%
1,800	Kimberly-Clark Corp.		193,626

	Media - 2.69%
3,500	Comcast Corp. - Class A		188,230
3,000	Walt Disney Co.		267,090
			455,320
	Specialty Retail - 4.48%
11,000	American Eagle Outfitters, Inc.		159,720
5,000	Coach, Inc.		178,050
4,500	Foot Locker, Inc.		250,425
14,000	Staples, Inc.		169,400
			757,595
	Total Consumer Discretionary (Cost $1,584,178)		2,186,442

	CONSUMER STAPLES - 4.91%
	Discount Stores - 1.13%
2,500	Wal-Mart Stores, Inc.		191,175

	Food Products - 2.79%
5,000	Archer-Daniels-Midland Co.		255,500
5,500	Tyson Foods, Inc. - Class A		216,535
			472,035
	Food Wholesale - 0.99%
8,640	Spartan Stores, Inc.		168,048

	Total Consumer Staples (Cost $531,890)		831,258

	ENERGY - 10.94%
	Energy Equipment & Services - 0.71%
3,500	Diamond Offshore Drilling, Inc.		119,945

	Marine Shipping - 1.00%
10,000	Ship Finance International Ltd. (a)		169,200

	Oil, Gas & Consumable Fuels - 9.23%
2,000	Apache Corp.		187,740
3,800	Eni S.p.A - ADR (a)		179,550
4,000	Ensco PLC (a)		165,240
2,400	Exxon Mobil Corp.		225,720
4,400	HollyFrontier Corp.		192,192
6,500	Marathon Oil Corp.		244,335
25,000	Paragon Offshore PLC (c)		153,750
3,300	Total SA - ADR (a)		212,685
			1,561,212
	Total Energy (Cost $1,704,984)		1,850,357
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)(Continued)

Shares			Value
	FINANCIALS - 17.12%
	Commercial Banks - 1.65%
7,500	BB&T Corp.		$ 279,075

	Diversified Financial Services - 4.36%
5,000	JPMorgan Chase & Co.		301,200
16,000	KeyCorp		213,280
4,300	Wells Fargo & Co.		223,041
			737,521
	Insurance - 4.18%
3,700	Allstate Corp.		227,069
2,800	Prudential Financial, Inc.		246,232
2,500	The Travelers Companies, Inc.		234,850
			708,151
	Investment Banks/Brokers - 2.79%
1,600	Goldman Sachs Group, Inc.		293,712
3,500	HSBC Holdings PLC - ADR (a)		178,080
			471,792
	Real Estate Investment Trusts (REITS) - 2.92%
35,000	Anworth Mortgage Asset Corp.		167,650
10,000	BioMed Realty Trust, Inc.		202,000
4,000	Rayonier, Inc.		124,560
			494,210
	Thrifts & Mortgage Finance - 1.22%
13,000	New York Community Bancorp, Inc.		206,310

	Total Financials (Cost $2,311,797)		2,897,059

	HEALTH CARE - 10.74%
	Biotechnology - 1.33%
1,600	Amgen, Inc.		224,736

	Health Care Equipment & Supplies - 2.77%
3,500	Baxter International, Inc.		251,195
3,500	Medtronic, Inc.		216,825
			468,020
	Health Care Providers & Services - 1.91%
4,000	Aetna, Inc.		324,000

	Pharmaceuticals - 4.73%
3,700	Abbott Laboratories		153,883
2,500	Novartis AG - ADR (a)		235,325
6,300	Pfizer, Inc.		186,291
4,000	Sanofi Synthelabo SA - ADR (a)		225,720
			801,219
	Total Health Care (Cost $1,243,503)		1,817,975

	INDUSTRIALS - 14.12%
	Construction & Engineering - 1.19%
2,035	Caterpillar, Inc.		201,526

	Electronic Components - 2.37%
15,000	AVX Corp.		199,200
10,000	Jabil Circuit, Inc.		201,700
			400,900
	Environmental Services - 1.69%
6,000	Waste Management, Inc.		285,180
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)(Continued)

Shares			Value
	Farm - 1.12%
2,310	Deere & Co.		$ 189,397

	Human Resource & Employment Services - 1.12%
2,700	Manpowergroup, Inc.		189,270

	Machinery - 2.78%
4,400	Eaton Corp. PLC (a)		278,828
7,500	General Electric Co.		192,150
			470,978
	Marine - 2.20%
40,000	Navios Maritime Holdings, Inc. (a)		240,000
3,400	Tidewater, Inc.		132,702
			372,702
	Road & Rail - 1.65%
2,500	Norfolk Southern Corp.		279,000

	Total Industrials (Cost $1,924,568)		2,388,953

	INFORMATION TECHNOLOGY - 15.10%
	Communications Equipment - 1.49%
10,000	Cisco Systems, Inc.		251,700

	Computers & Peripherals - 4.83%
3,150	Apple, Inc.		317,363
5,000	Lexmark International, Inc. - Class A		212,500
5,000	Seagate Technology PLC (a)		286,350
			816,213
	Electronic Equipment, Instruments & Components - 1.37%
12,000	Corning, Inc.		232,080

	IT Services - 1.23%
1,100	International Business Machines Corp.		208,813

	Semiconductors & Semiconductor Equipment - 2.06%
10,000	Intel Corp.		348,200

	Software - 4.12%
11,000	Activision Blizzard, Inc.		228,690
6,000	CA, Inc.		167,640
6,500	Microsoft Corp.		301,340
			697,670
	Total Information Technology (Cost $1,494,657)		2,554,676

	MATERIALS - 4.78%
	Chemicals - 1.20%
1,800	Agrium, Inc. (a)		160,200
1,333	Rayonier Advanced Materials, Inc.		43,869
			204,069
	Metals & Mining - 3.58%
7,500	Barrick Gold Corp. (a)		109,950
2,500	BHP Billiton Ltd. - ADR (a)		147,200
5,800	Freeport-McMoran Copper & Gold, Inc.		189,370
3,500	Newmont Mining Corp.		80,675
13,000	Yamana Gold, Inc. (a)		78,000
			605,195
	Total Materials (Cost $963,564)		809,264
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)(Continued)

Shares			Value
	TELECOMMUNICATION SERVICES - 4.19%
	Diversified Telecommunication Services - 4.19%
8,000	Nippon Telegraph & Telephone Corp. - ADR (a)		$ 248,880
11,000	Symantec Corporation		258,610
16,000	Telefonaktiebolaget LM Ericsson - ADR (a)		201,440
	Total Telecommunication Services (Cost $599,415)		708,930

	UTILITIES - 1.37%
	Electric Integrated - 1.37%
3,000	Entergy Corp.		231,990
	Total Utilities (Cost $191,122)		231,990

	TOTAL COMMON STOCKS (Cost $12,549,678)		16,276,904

	SHORT-TERM INVESTMENT - 4.27%
	Money Market Fund - 4.27%
722,541	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.02% (b)		722,541
	TOTAL SHORT-TERM INVESTMENT (Cost $722,541)

	Total Investments (Cost $13,272,219)* 100.46%		$ 16,999,445
	Liabilities in Excess of Other Assets: (0.46)%		(78,536)
	NET ASSETS: 100.00%		$ 16,920,909

* Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $13,272,219 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 4,402,663
		Unrealized Depreciation:	(675,437)
		Net Unrealized Appreciation:	$ 3,727,226
ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of September 30, 2014.
(c) Non-income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets measured at fair value:

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

11/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date  11/26/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/26/14